SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 27, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Description of Business
Varex Imaging Corporation (the “Company,” “Varex” or “Varex Imaging”) designs, manufactures, sells and services a broad range of Medical products, which include X-ray imaging components, including X-ray tubes, digital detectors and accessories, high voltage connectors, image processing software and workstations, computer-aided diagnostic software, collimators, automatic exposure control devices, generators, ionization chambers and buckys, for use in a range of applications, including radiographic or fluoroscopic imaging, mammography, computed tomography, oncology and computer-aided detection. The Company sells its products to imaging system original equipment manufacturer (“OEM”) customers for incorporation into new medical diagnostic, radiation therapy, dental, and veterinary, to independent service companies, distributors and directly to end-users for replacement purposes.
The Company also designs, manufacturers, sells and services industrial products, which include Linatron® X-ray accelerators, imaging processing software and image detection products for security and inspection purposes, such as cargo screening at ports and borders and nondestructive examination in a variety of applications. The Company generally sells security and inspection products to OEM customers who incorporate Varex’s products into their inspection systems. The Company conducts an active research and development program to focus on new technology and applications in both the medical and industrial X-ray imaging markets.
Varex Imaging Corporation was incorporated in Delaware on July 18, 2016 for the purpose of holding the assets and liabilities associated with the Company's business and separated from Varian Medical Systems, Inc. (“Varian”) on January 28, 2017, upon which Varian completed the distribution of 100% of the outstanding common stock of Varex to Varian stockholders. Following the separation and distribution, Varex became an independent publicly-traded company and is listed on the NASDAQ Global Select Market under the ticker “VREX.”
Basis of Presentation and Principle of Consolidation
The accompanying consolidated financial statements are audited and have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). Prior to January 28 2017, the date of separation and distribution, the financial statements were prepared on a stand-alone basis and were derived from Varian’s consolidated financial statements and records as it operated as part of Varian prior to the distribution, in conformity with GAAP. Prior to the separation and distribution, the consolidated financial statements included allocations of certain Varian corporate expenses these costs were allocated to the Company on the basis of direct usage when identifiable or other systematic measures that reflect utilization of services provided to or benefits received by the Company.
All transactions between the Company and Varian prior to the separation have been included in the accompanying consolidated financial statements. All intercompany transactions while the Company operated as part of Varian were considered to be effectively settled for cash and are reflected as a component of financing activities as net transfers from (to) Varian in the consolidated statements of cash flows at the time the transactions were recorded.
Prior to the separation, the Company was dependent upon Varian for its working capital and financing requirements, as Varian uses a centralized approach to cash management and financing of its operations. Financial transactions relating to the Company were accounted for through the net parent investment account. Cash and cash equivalents held by Varian were not allocated to the Company.
Net parent investment in the consolidated statements of equity represents Varian’s historical investment in the Company, the net effect of transactions with and allocations from Varian and the Company’s accumulated earnings.
Impact of COVID-19
The coronavirus (“COVID-19”) pandemic and the mitigation efforts by governments to attempt to control its spread created uncertainties and disruptions in the economic and financial markets. The extent to which COVID-19 will continue to impact the Company’s business and financial results will depend on numerous evolving factors including, but not limited to: the magnitude and duration of COVID-19, the extent to which it will impact worldwide macroeconomic conditions including interest rates and employment rates, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. During the quarter ended July 3, 2020, as a result of the economic downturn resulting from COVID-19, the Company experienced reduced demand in the
Company’s industrial segment and for certain higher end medical products that negatively impacted revenues and gross margin. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the currently estimated future impacts of COVID-19 through the date of reissuance of these consolidated financial statements. The Company’s future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material negative impacts to the Company’s consolidated financial statements in future reporting periods. These future developments are highly uncertain, and the outcomes cannot be estimated with certainty. Actual results may differ from those estimates, and such differences may be material to the consolidated financial statements.

The Company’s Credit Agreement, as defined in Note 8, Borrowings, contains financial covenants, including certain leverage ratio covenants. The adverse effects of the COVID-19 pandemic on the Company’s financial condition and results of operations are expected to be more persistent and have been more severe than previously estimated. The Company now believes that reduced demand in the Company’s industrial segment and for certain higher end medical products will continue to negatively impact revenues, gross margin, and the other items used to calculate the Company’s financial covenants contained in its Credit Agreement. Based on the Company’s current forecasts, it is probable that the Company will be in violation of certain leverage ratio covenants contained in its Credit Agreement within the twelve-month period following the reissuance of these consolidated financial statements, including as early as the end of the Company's fiscal year end 2020. Failure to comply with the covenants, if not amended or waived, would result in an event of default under the Credit Agreement and the acceleration of the outstanding balance of the loans thereunder. If an event of default under the Credit Agreement occurs, then pursuant to cross default and/or cross acceleration clauses, substantially all of the Company’s other outstanding debt and derivative contract payables would become due, and all debt and derivative contracts could be terminated, which would have a material adverse impact to the Company’s operations and liquidity as the Company currently does not have the financial resources to satisfy such obligations if they were to become due and payable. These events and conditions raise substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period following the reissuance of these consolidated financial statements.

The Company is actively pursuing various options to prevent an event of default from occurring under the Credit Agreement. The Company is implementing actions to improve its financial results and other items used to calculate the financial covenants, such as accelerating the closure of its Santa Clara facility, the previously announced reduction in force, austerity programs related to outside services, and other appropriate actions. The Company is also taking actions to improve cash flow such as working capital reductions and reduced spending for property, plant and equipment, as well as pursuing potential additional fundraising to modify, supplement, or replace its Credit Agreement. While the Company has and continues to take actions to mitigate the risk of an event of default under the Credit Agreement, there is no assurance that it will be successful in doing so. The Company’s consolidated financial statements have been prepared on a going concern basis and do not reflect any adjustments that might result if the Company is unable to continue as a going concern.
Reclassification
The Company has reclassified $3.0 million from selling, general and administrative expense to impairment of intangible assets for the year ended September 28, 2018, to conform to the current year's presentation. Such reclassifications had no impact on net earnings as previously reported.
Segment Reporting
The Company has two reportable operating segments; (i) Medical and (ii) Industrial, which aligns with how its CEO, who is the Company's Chief Operating Decision Maker (“CODM”), reviews the Company’s performance. See Note 15. Segment Information, included in this report, for further information on the Company’s segments.
Fiscal Year
The fiscal years of the Company as reported are the 52 or 53-week period ending on the Friday nearest September 30. Fiscal year 2019 was the 52-week period that ended on September 27, 2019. Fiscal year 2018 was the 52-week period that ended on September 28, 2018. Fiscal year 2017 was the 52-week period that ended on September 29, 2017.
Variable Interest Entities
For entities in which the Company has variable interests, the Company focuses on identifying which entity has the power to direct the activities that most significantly impact the variable interest entity’s economic performance and which enterprise has the obligation to absorb losses or the right to receive benefits from the variable interest entity. If the Company is the primary beneficiary of a variable interest entity, the assets, liabilities and results of operations of the variable interest entity will be included in the
Company’s consolidated financial statements. As of September 27, 2019, the Company had two variable interest entities neither of which were consolidated.
 Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include the valuation of inventories, goodwill and intangible assets, impairment on investments, and taxes on earnings. Actual results could differ from these estimates.
Cash and Cash Equivalents
The Company considers currency on hand, demand deposits, time deposits and all highly-liquid investments with an original maturity of three months or less at the date of purchase to be cash and cash equivalents.
Restricted Cash
Restricted cash primarily consists of cash collateral related to certain leases and inventory arrangements. Restricted cash is included in other assets on the consolidated balance sheet. Cash and cash equivalents and restricted cash as reported within the consolidated statements of cash flows consisted of the following:

	Twelve Months Ended September 27, 2019		Twelve Months Ended September 28, 2018
	Beginning of Period	End of Period	Beginning of Period	End of Period
Cash and cash equivalents	$51.9	$29.9	$83.3	$51.9
Restricted cash	1.5	1.4	0.9	1.5
Cash and cash equivalents and restricted cash as reported per statement of cash flows	$53.4	$31.3	$84.2	$53.4

Fair Value
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. There is a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:
Level 1—Quoted prices in active markets for identical assets or liabilities.
Level 2—Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or, other inputs that are observable or can be corroborated by observable market data.
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Derivative instruments and hedging activities
The Company records all derivatives on the balance sheet at fair value. Derivatives designated as a hedge are recorded on the Consolidated Balance Sheets at fair value as of the reporting date. For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of other comprehensive income or loss and reclassified from accumulated other comprehensive loss into earnings when the hedged transaction affects earnings.  For derivatives that are designated and qualify as net investment hedges, the gain or loss on the derivative is reported as a component of other comprehensive income or loss. Time value is excluded and the cash payments are recognized as an adjustment to interest expense. A qualitative assessment of hedge effectiveness is performed on a quarterly basis, unless facts and circumstances indicate the hedge may no longer be highly effective.
Concentration of Risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash, cash equivalents and trade accounts receivable. Cash held with financial institutions may exceed the Federal Deposit Insurance Corporation insurance limits or similar limits in foreign jurisdictions. The Company has not experienced any losses on its deposits of cash and cash equivalents. The Company performs ongoing credit evaluations of its customers and, except for government tenders, group purchases and orders with a letter of credit, its industrial customers often provide a down payment. The Company maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable. The Company obtains some of the components in its products from a limited group of suppliers or from a single-source supplier. The Company has neither experienced nor expects any significant disruptions to its operations due to supplier concentration.
Credit is extended to customers based on an evaluation of the customer’s financial condition, and collateral is not required. During the periods presented, one of the Company's Medical segment customers accounted for a significant portion of revenues, which is as follows:

	Fiscal Year
	2019	2018	2017
Canon Medical Systems Corporation	17.3%	18.1%	19.3%

Canon Medical Systems Corporation accounted for 10.1% and 9.8% of the Company’s accounts receivable as of September 27, 2019 and September 28, 2018, respectively.
Inventories
Inventories are valued at the lower of cost or net realizable value. Costs include materials, labor and manufacturing overhead and is computed using standard cost (which approximates actual cost) on a first-in-first-out basis. The Company evaluates the carrying value of its inventories taking into consideration such factors as historical and anticipated future sales compared to quantities on hand and the prices the Company expects to obtain for products in its various markets. The Company adjust excess and obsolete inventories to net realizable value and write-downs of excess and obsolete inventories are recorded as a component of cost of revenues.
The following table summarizes the Company’s inventories, net:

(In millions)	September 27, 2019	September 28, 2018
Raw materials and parts	$160.1	$149.9
Work-in-process	27.9	25.4
Finished goods	60.2	59.8
Total inventories	$248.2	$235.1

Property, Plant and Equipment, net
Property, plant and equipment are stated at cost, net of accumulated depreciation. Major improvements are capitalized, while repairs and maintenance are expensed as incurred. Depreciation are computed using the straight-line method over the estimated useful lives of the assets. Land is not subject to depreciation, but land improvements are depreciated over fifteen years. Land leasehold rights and leasehold improvements are depreciated over the lesser of their estimated useful lives or remaining lease terms. Buildings are depreciated over twenty years. Machinery and equipment are depreciated over their estimated useful lives, which range from three years to seven years. Assets subject to lease are depreciated over the lesser of their estimated useful lives or remaining lease terms. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted, and an impairment assessment may be performed on the recoverability of the carrying amounts. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are removed from the accounts.
The following table summarizes the Company’s property, plant and equipment, net:

(In millions)	September 27, 2019	September 28, 2018
Land	$8.3	$8.3
Buildings and leasehold improvements	134.4	138.1
Machinery	170.7	166.1
Construction in progress	28.5	23.1
	$341.9	$335.6
Accumulated depreciation and amortization	(199.6)	(190.7)
Property, plant, and equipment, net	$142.3	$144.9

The Company recorded depreciation expense of $23.5 million, $26.0 million and $16.9 million, in fiscal years 2019, 2018 and 2017, respectively. During fiscal year 2019 the company recorded accelerated depreciation of $4.5 million on the machinery and equipment used in the fabrication of amorphous silicon glass at its facility in Santa Clara, CA. See Note 4. Restructuring, included in this report, for further information. During fiscal year 2018 the company recorded accelerated depreciation of $4.2 million on the machinery and equipment used in the fabrication of amorphous silicon glass at its facility in Santa Clara, CA. See Note 4. Restructuring, included in this report, for further information.
Investments
The Company accounts for its equity investments in privately-held companies under the equity method of accounting if the Company has the ability to exercise significant influence in these investments. Distributions received from an equity method investment are classified using the cumulative earnings approach. Under the cumulative earnings approach, distributions up to the amount of cumulative equity in earnings recognized will be treated as returns on investment as operating cash flows and those in excess of that amount will be treated as returns of investment as investing cash flows. The Company monitors these equity investments for impairment and makes appropriate reductions in carrying values if the Company determines that impairment charges are required based primarily on the financial condition and near-term prospects of these companies.
Goodwill and Intangible Assets
Goodwill is recorded when the purchase price of an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. Purchased intangible assets are carried at cost, net of accumulated amortization, and are included in intangible assets in the Company's consolidated balance sheets. Intangible assets with finite lives are amortized over their estimated useful lives of primarily two years to seven years using the straight-line method.
Impairment of Long-lived Assets, Intangible Assets and Goodwill
The Company reviews long-lived assets and identifiable intangible assets with finite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. The Company assesses these assets for impairment based on their estimated undiscounted future cash flows. If the carrying value of the assets exceeds the estimated future undiscounted cash flows, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.
The Company evaluates goodwill and indefinite lived intangible assets for impairment at least annually at the beginning of the fourth quarter of each fiscal year or whenever an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company performs a step one analysis, which consists of a comparison of the fair value of a reporting unit against its carrying amount, including the goodwill allocated to each reporting unit. The Company determines the fair value of its reporting units based on a combination of income and market approaches. The income approach is based on the present value of estimated future cash flows of the reporting units, and the market approach is based on a market multiple calculated for each reporting unit based on market data of other companies engaged in similar business. If the carrying amount of the reporting unit is in excess of its fair value, step two requires the comparison of the implied fair value of the reporting unit’s goodwill against the carrying amount of the reporting unit’s goodwill. Any excess of the carrying value of the reporting unit’s goodwill over the implied fair value of the reporting unit’s goodwill is recorded as an impairment loss. The impairment test for intangible assets with indefinite useful lives, if any, consists of a comparison of fair value to carrying value, with any excess of carrying value over fair value being recorded as an impairment loss.
During the fiscal year ended September 27, 2019 and 2018, the Company recognized $4.8 million and $3.0 million of impairments of intangible assets related to the restructuring activities see Note 4. Restructuring, included in this report. No goodwill impairment charges were recognized for any of the prior periods presented. No impairment charges were recognized in fiscal year 2017.
Loss Contingencies
From time to time, the Company is a party to or otherwise involved in legal proceedings, claims and government inspections or investigations, customs and duties audits and other loss contingency matters, both inside and outside the United States, arising in the ordinary course of its business or otherwise. The Company accrues amounts, to the extent an unfavorable outcome is determined to be probable and the losses can be reasonably estimated, that it believes are adequate to address any liabilities related to legal proceedings and other loss contingencies that it believes will result in a probable loss.
Product Warranty
The Company warrants most of its products for a specific period of time, usually 12 to 24 months from delivery or acceptance, against material defects. The Company provides for the estimated future costs of warranty obligations in cost of revenues when the related revenues are recognized. The accrued warranty costs represent the best estimate at the time of sale of the total costs that the Company will incur to repair or replace product parts that fail while still under warranty.
The amount of the accrued estimated warranty costs obligation for established products is primarily based on historical experience as to product failures adjusted for current information on repair costs. For new products, estimates include the historical experience of similar products, as well as a reasonable allowance for warranty expenses associated with new products. On a quarterly basis, the Company reviews the accrued warranty costs and updates the historical warranty cost trends, if required.
The following table reflects the changes in the Company’s accrued product warranty:

	Fiscal Years
(In millions)	2019	2018
Accrued product warranty, at beginning of period	$7.3	$7.0
Charged to cost of revenues	12.9	11.6
Actual product warranty expenditures	(12.1)	(11.3)
Accrued product warranty, at end of period	$8.1	$7.3

Revenue Recognition
Effective September 29, 2018, the Company adopted the requirements of Accounting Standards Update (“ASU”) 2014-09 and related amendments, Revenue from Contracts with Customers (“ASC 606”), which superseded all prior revenue recognition methods and industry-specific guidance. See “Recently Adopted Accounting Pronouncements” below.
The Company’s revenues are derived primarily from the sale of hardware and services. The Company recognizes its revenues net of any value-added or sales tax and net of sales discounts.
The Company sells a high proportion of its X-ray products to a limited number of OEM customers. X-ray tubes, digital detectors and image-processing tools and security and inspection products are generally sold on a stand-alone basis. However, the Company occasionally sells its digital detectors, X-ray tubes and imaging processing tools as a package that is optimized for digital X ray imaging and sells its Linatron ® X-ray accelerators together with its imaging processing software and image detection products to OEM customers that incorporate them into their inspection systems. Service contracts are often sold with certain security and inspection products and computer-aided detection products.
The Company determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer

•	Identification of the performance obligations in the contract

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, a performance obligation is satisfied
Deferred Revenues
Deferred revenue primarily represents (i) the amount received applicable to non-software products for which parts and services under the warranty contracts have not been delivered, and (ii) the amount received for service contracts for which the services have not been rendered.
Allowance for Doubtful Accounts
The Company evaluates the creditworthiness of customers prior to authorizing shipment for all major sale transactions. On a quarterly basis, the Company evaluates aged items in the accounts receivable aging report and provide an allowance in an amount deemed adequate for doubtful accounts. If the evaluation of customers’ financial conditions does not reflect a future ability to collect outstanding receivables, additional provisions may be needed. We had an allowance for doubtful accounts of $1.0 million and $0.6 million as of September 27, 2019 and September 28, 2018, respectively.
Share-Based Compensation Expense
The Company has an equity-based incentive plan that provides for the grant of nonqualified stock options and restricted stock units to directors, officers and other employees. The Company also permits employees to purchase shares under the Varex employee stock purchase plan. Prior to the separation, the Company’s employees historically participated in Varian’s equity-based incentive plans. Share-based compensation expense through the date of separation included allocations to the Company based on the awards and terms previously granted to its employees as well as an allocation of Varian’s corporate and shared functional employee expenses.
The Company values stock options granted and the option component of the shares of common stock purchased under the equity-based incentive plans and stock purchased under the employee stock purchase plan using the Black-Scholes option-pricing model. Share-based compensation expense for restricted stock units is measured using the fair value of the Company’s stock on the date of grant and is amortized over the award’s respective service period. The Black-Scholes option-pricing model requires the input of certain assumptions, and changes in the assumptions can materially affect the fair value estimates of share-based payment awards.
The Company measures and recognizes expense for all share-based payment awards based on their fair values. Share-based compensation expense recognized in the consolidated statements of earnings includes compensation expense for the share-based payment awards based on the grant date fair value estimated in accordance with the guidance on share-based compensation. Share-based compensation expense recognized is based on the value of the portion of share-based payment awards that is ultimately expected to vest. The Company attributes the value of share-based compensation to expense using the straight-line method. The Company considers only the direct tax impacts of share-based compensation awards when calculating the amount of tax windfalls or shortfalls. For additional information, see Note 13. Employee Stock Plans, included in this report.
Shipping and Handling Costs
Shipping and handling costs are included as a component of cost of revenues.
Research and Development
Research and development costs have been expensed as incurred. These costs primarily include employees’ compensation, consulting fees and material costs.
Software Development Costs
Costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. No costs associated with the development of software have been capitalized, as the Company believes its current software development process is essentially completed concurrent with the establishment of technological feasibility.
Taxes on Earnings
Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income tax liabilities or assets are established for the expected future tax consequences resulting from the differences in financial reporting and tax bases of assets and liabilities. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax assets will not be realized. In addition, we provide reserves for uncertain tax positions when such tax positions do not meet the recognition thresholds or measurement standards prescribed by the authoritative guidance for accounting for income taxes. Amounts for uncertain tax positions are adjusted in periods when new information becomes available or when positions are effectively settled. Interest and penalties related to uncertain tax positions are recognized as a component of income tax expense.
On December 22, 2017, the U.S. Government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act of 2017 (“U. S. Tax Reform”). U.S. Tax Reform significantly revised the U.S. corporate income tax structure including a lower corporate statutory rate and changes to the way foreign earnings are taxed. U.S. GAAP requires that the impact of tax legislation be recognized in the period in which the law is enacted. In accordance with these rules, we are including the impact of certain provisions of U.S. Tax Reform to the extent they are effective during the current reporting period.
Foreign Currency Translation
The Company uses the U.S. Dollar predominately as the functional currency of its foreign operations. Gains and losses from remeasurement of foreign currency balances into U.S. Dollars are included in the consolidated statements of earnings. For the foreign subsidiary where the local currency is the functional currency, translation adjustments of foreign currency financial statements into U.S. dollars are recorded to a separate component of accumulated other comprehensive (loss) earnings.
Accounting Standards Recently Adopted
In November 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”), which requires that the statement of cash flows explain the change in the total amount of restricted cash during the period and other additional disclosures. The Company adopted ASU 2016-18 in the first quarter of 2019 using the retrospective transition method and the Company's consolidated statements of cash flows have been retrospectively adjusted to reflect restricted cash balances. Net cash flows for fiscal years 2019, 2018 and 2017 did not change as a result of adopting ASU 2016-18.
The Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which was issued to reduce the diversity in practice in how certain transactions are classified in the statement of cash flows. The Company adopted ASU 2016-15 in the first quarter of 2019 retrospectively. Net cash flows for fiscal years 2019, 2018 and 2017 did not change as a result of adopting ASU 2016-15.

The Company adopted ASC 606 as of September 29, 2018, using the modified retrospective transition method applied to those contracts which were not completed as of that date. The Company recorded a net reduction to retained earnings of $4.1 million, net of tax, as of September 29, 2018 due to the impact of adopting ASC 606. During the second quarter of 2019 the Company recorded an increase to retained earnings of $0.6 million, net of tax, to correct an error that was not quantitatively or qualitatively material to the current period, related to the adoption of ASC 606. The net cumulative impact of adopting ASC 606 was $3.5 million, net of tax. Refer to Note 18. Revenue Recognition, included in this report report for the detailed impact of adopting ASC 606.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which amends the application of hedge accounting and improves financial reporting of hedging relationships to more accurately present the economic effects of risk management activities in the financial statements. The ASU is effective for public companies for annual reporting periods beginning after December 15, 2018, with early adoption permitted. The Company early adopted the provisions of ASU 2017-12 during the quarter ended September 27, 2019, using the modified retrospective method. The adoption did not have an impact on the consolidated financial statements.
Recent Accounting Standards Updates Not Yet Effective
In February 2018, the FASB issued ASU 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from U.S. federal tax legislation commonly referred to as the Tax Cuts and Jobs Act, which was enacted in December 2017 (the “2017 Tax Act”). ASU 2018-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.
In January 2017, the FASB issued ASU 2017-04 which clarified its guidance to simplify the measurement of goodwill by eliminating the Step 2 impairment test. The new guidance requires companies to perform the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The amendment will be effective for the Company beginning in its first quarter of fiscal year 2021. The amendment is required to be adopted prospectively. The Company is evaluating the impact of adopting this amendment to its consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, "Measurement of Credit Losses on Financial Instruments." This ASU replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In addition, the ASU requires new disclosures. This standard will be effective for the Company's interim and annual periods beginning with the first quarter of fiscal 2021, and must be applied on a modified retrospective basis. The Company is currently evaluating the potential impact of this standard.
In February 2016, the FASB issued ASU 2016-02 on accounting for leases. The new standard is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet. The new standard will continue to classify leases as either finance or operating, with classification affecting the pattern of expense recognition in the statement of earnings. The new standard is required to be adopted using a modified retrospective method to each prior reporting period presented with various optional practical expedients. The new standard will be effective for the Company beginning in its first quarter of fiscal year 2020 with early adoption permitted. The Company has not completed its assessment of the new standard, but anticipate that the most substantial change to its consolidated financial statements will be a gross-up of its total assets and liabilities. The adoption is not expected to materially impact our results of operations in the upcoming fiscal years and interim periods. The Company will continue to monitor the overall impact of adoption and update our disclosures as appropriate.